Goodwill	12 Months Ended
Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
17.
Goodwill

Changes in the carrying amount of goodwill by segment for the years ended March 31, 2023 and 2024 were as follows:

			Alibaba	Cainiao		Digital
	Taobao		International	Smart		Media
	and	Cloud	Digital	Logistics	Local	and	Innovation
	Tmall	Intelligence	Commerce	Network	Services	Entertainment	Initiatives
	Group	Group	Group	Limited	Group	Group	and others	All others	Total
Balance as of March 31, 2022	174,947	3,063	17,461	16,346	20,292	33,532	3,940	—	269,581
Additions	—	394	97	85	—	7	—	—	583
Impairment	—	—	—	—	—	(2,714)	—	—	(2,714)
Foreign currency translation adjustments	9	33	593	6	—	—	—	—	641
Balance as of March 31, 2023	174,956	3,490	18,151	16,437	20,292	30,825	3,940	—	268,091
Transfer due to segment changes	(9,937)	—	—	—	—	(10,734)	(3,940)	24,611	—
Additions	33	124	1,470	—	155	—	—	—	1,782
Deconsolidations	(107)	—	—	—	—	—	—	(7)	(114)
Impairment (i)	—	—	—	—	—	(8,490)	—	(2,031)	(10,521)
Foreign currency translation adjustments	—	24	412	5	—	—	—	—	441
Balance as of March 31, 2024	164,945	3,638	20,033	16,442	20,447	11,601	—	22,573	259,679

(i)
As of the annual goodwill impairment assessment date, considered the changes in market conditions, the Company performed a quantitative impairment test on Youku, a reporting unit under Digital Media and Entertainment Group and recognized an impairment charge of RMB8,490 million. The fair value of the reporting unit was determined based on the discounted cash flow analysis using the assumptions including the future growth rates and the weighted average cost of capital.

Gross goodwill balances were RMB300,425 million and RMB302,534 million as of March 31, 2023 and 2024, respectively. Accumulated impairment losses were RMB32,334 million and RMB42,855 million as of March 31, 2023 and 2024, respectively.

In the annual goodwill impairment assessment, the Company concluded that the carrying amounts of certain reporting units exceeded their respective fair values and recorded impairment losses of RMB25,141 million, RMB2,714 million and RMB10,521 million during the years ended March 31, 2022, 2023 and 2024, respectively. The goodwill impairment is presented as an unallocated item in the segment information (Note 26) because the CODM of the Company does not consider this as part of the segment operating performance measure.